Share-based Compensation Expenses - Schedule of Assumptions Used to Estimate Fair Value of Option Grant on Date of Grant (Details) - Employee Stock Option	12 Months Ended
	Dec. 31, 2023 $ / shares	Dec. 31, 2022 $ / shares	Dec. 31, 2023 ¥ / shares	Dec. 31, 2022 ¥ / shares
Assumptions used to estimate the fair value of option grant on the date of grant
Expected volatility (as a percent)	49.00%	48.25%
Risk-free interest rate (per annum) (as a percent)	3.30%	2.78%
Expected dividend yield (as a percent)	0.00%	0.00%
Time to maturity (in years)	10 years	10 years
Minimum
Assumptions used to estimate the fair value of option grant on the date of grant
Exercise multiple	2.2	2.2
Expected forfeiture rate (post-vesting) (as a percent)	0.00%	0.00%
Fair value of the common share on the date of option grant (in $ or RMB per share) | (per share)	$ 0.25	$ 0.13	¥ 1.79	¥ 0.9
Maximum
Assumptions used to estimate the fair value of option grant on the date of grant
Exercise multiple	2.8	2.8
Expected forfeiture rate (post-vesting) (as a percent)	3.75%	13.24%
Fair value of the common share on the date of option grant (in $ or RMB per share) | (per share)	$ 0.27	$ 0.16	¥ 1.83	¥ 1.1